Stock-Based Compensation Expense (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Schedule of stock option
	Shares	Weighted- average exercise price	Weighted- average remaining contractual term (years)	Aggregate intrinsic value
Outstanding as of December 31, 2020	6,971,301	$0.20	7.0	$1,399,827
Vested and expected to vest at December 31, 2020	10,892,738	$0.54	7.0	$5,860,120
Vested and exercisable at December 31, 2020	5,978,428	$0.20	7.03	$406,094
Granted	2,926,473	3.20
Exercised	(41,416)	0.23		109,902
Cancelled/forfeited	(1,086,664)	$0.20
Outstanding as of December 31, 2021	8,769,694	$1.20	7.15	$15,746,916
Vested and expected to vest at December 31, 2021	8,769,694	$1.20	7.15	$15,746,916
Vested and exercisable at December 31, 2021	5,645,763	$0.27	5.94	$14,967,973

Schedule of weighted average fair value of each grant estimated on grant date
	December 31, 2021	December 31, 2020
Fair value of common stock	$2.78	$0.23
Expected term (in years)	6.15	6.00
Risk-free rate	0.95%	0.68%
Expected volatility	51.0%	29.34%
Dividend yield	0%	0%